10-Q Operations of the Company (Details)	Mar. 31, 2026 property state	Dec. 31, 2025 property
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of states in which entity operates | state	14
Number of dispensaries	173	168
Number of cultivation facilities	15	15
Number of manufacturing facilities	18	18